Earnings Per Share (EPS) (Details) - Schedule of Basic and Diluted Loss Per Share - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Basic loss per share [Member]
Schedule of basic and diluted loss per share [Abstract]
Net loss attributable to the equity holders of the Parent	$ (15,813,351)	$ (61,019,350)	$ (17,786,681)
Weighted-average shares outstanding	26,431,390	26,005,564	17,210,188
Basic net loss per share attributable to equity holders of the Parent	(0.6)	(2.35)	(1.03)
Diluted loss per share [Member]
Schedule of basic and diluted loss per share [Abstract]
Net loss attributable to the equity holders of the Parent	(15,813,351)	(61,019,350)	(17,786,681)
Weighted-average shares outstanding	26,431,390	26,005,564	17,210,188
Diluted net loss per share attributable to equity holders of the Parent	$ (0.6)	$ (2.35)	$ (1.03)